Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

July 31, 2022 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 6.2%

Gold Funds — 2.6%
abrdn Gold ETF Trust*(a)	74,135	$1,251,399
Graniteshares Gold Trust*(a)	27,505	480,237
iShares Gold Trust*	429,550	14,368,447
SPDR Gold MiniShares Trust*(a)	70,236	2,457,558

Total Gold Funds		18,557,641
Silver Funds — 1.2%
abrdn Silver ETF Trust*	35,555	692,967
iShares Silver Trust*(a)	414,143	7,744,474

Total Silver Funds		8,437,441
U.S. Dollar Fund — 2.4%
Invesco DB U.S. Dollar Index Bullish Fund*	612,723	17,333,934
Total Exchange Traded Vehicles
(Cost $44,488,933)		44,329,016

Investment Companies — 93.9%

Bank Loan Funds — 11.1%
Invesco Senior Loan ETF(a)	1,193,449	25,026,625
SPDR Blackstone Senior Loan ETF(a)	1,267,061	53,875,434

Total Bank Loan Funds		78,902,059

BRIC Equity Funds — 0.5%
iShares MSCI China ETF	66,523	3,305,528
SPDR S&P China ETF(a)	7,951	656,514

Total BRIC Equity Funds		3,962,042

Convertible Bond Funds — 10.2%
iShares Convertible Bond ETF	347,011	25,158,297
SPDR Bloomberg Convertible Securities ETF	698,869	47,502,126

Total Convertible Bond Funds		72,660,423

Emerging Bonds - Local Currency Funds — 1.1%
SPDR Bloomberg Emerging Markets Local Bond ETF(a)	163,058	3,358,995
VanEck J. P. Morgan EM Local Currency Bond ETF(a)	197,740	4,812,991

Total Emerging Bonds - Local Currency Funds		8,171,986

Emerging Equity Funds — 6.5%
iShares Core MSCI Emerging Markets ETF	193,127	9,474,810
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	448,131	25,070,689
Schwab Emerging Markets Equity ETF	48,564	1,219,928
Vanguard FTSE Emerging Markets ETF	247,368	10,221,246

Total Emerging Equity Funds		45,986,673

Emerging Markets Small Cap Equity Fund — 1.9%
SPDR S&P Emerging Markets SmallCap ETF(a)	279,128	13,819,627

Europe Equity Funds — 1.7%
iShares Core MSCI Europe ETF(a)	42,620	2,015,074
JPMorgan BetaBuilders Europe ETF(a)	50,868	2,459,468
Vanguard FTSE Europe ETF(a)	133,303	7,392,984

Total Europe Equity Funds		11,867,526

Floating Rate - Investment Grade Funds — 5.3%
iShares Floating Rate Bond ETF(a)	563,469	28,286,144
SPDR Bloomberg Investment Grade Floating Rate ETF	313,263	9,495,001

Total Floating Rate - Investment Grade Funds		37,781,145

International Equity Core Funds — 3.2%
iShares Core MSCI EAFE ETF	175,579	10,894,677
Vanguard FTSE Developed Markets ETF(a)	274,373	11,787,064

Total International Equity Core Funds		22,681,741

International Large Cap Growth Fund — 0.7%
iShares MSCI EAFE Growth ETF(a)	54,351	4,732,342

Investment Grade Corporate Bond Funds — 19.6%
iShares Broad USD Investment Grade Corporate Bond ETF	6,567	345,096
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	14,227	1,630,556
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	908,166	46,561,671
Vanguard Intermediate-Term Corporate Bond ETF(a)	25,476	2,113,489
Vanguard Short-Term Corporate Bond ETF(a)	1,145,280	88,633,219

Total Investment Grade Corporate Bond Funds		139,284,031

Mortgage Backed Securities Funds — 0.5%
iShares MBS ETF(a)	19,313	1,939,411
SPDR Portfolio Mortgage Backed Bond ETF	15,324	360,421
Vanguard Mortgage-Backed Securities ETF(a)	27,030	1,330,957

Total Mortgage Backed Securities Funds		3,630,789

U.S. Large Cap Core Funds — 3.1%
Energy Select Sector SPDR Fund(a)	75,586	5,927,454
Financial Select Sector SPDR Fund(a)	78,498	2,646,168
Health Care Select Sector SPDR Fund(a)	46,415	6,145,346
Vanguard Energy ETF	11,493	1,263,885
Vanguard Financials ETF	9,367	776,899
Vanguard Health Care ETF(a)	20,432	5,001,549

Total U.S. Large Cap Core Funds		21,761,301

U.S. Large Cap Growth Funds — 3.3%
Schwab U.S. Large-Cap Growth ETF	48,651	3,186,154
Vanguard Growth ETF	64,889	16,349,433
Vanguard Mega Cap Growth ETF(a)	12,018	2,477,991
Vanguard Russell 1000 Growth ETF	24,562	1,547,406

Total U.S. Large Cap Growth Funds		23,560,984

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Investment Companies (continued)

U.S. Long Term Treasury Bond Funds — 0.2%
iShares 20+ Year Treasury Bond ETF	10,091	$1,184,986
SPDR Portfolio Long Term Treasury ETF	10,256	347,371
Vanguard Long-Term Treasury ETF(a)	3,194	229,489

Total U.S. Long Term Treasury Bond Funds		1,761,846

U.S. Medium Term Treasury Bond Funds — 8.9%
iShares 3-7 Year Treasury Bond ETF	209,404	25,392,329
Schwab Intermediate-Term U.S. Treasury ETF	308,158	16,184,458
Vanguard Intermediate-Term Treasury ETF(a)	345,971	21,536,695

Total U.S. Medium Term Treasury Bond Funds		63,113,482

U.S. Momentum Fund — 0.8%
iShares MSCI USA Momentum Factor ETF	39,246	5,628,661

U.S. Preferred Fund — 0.9%
iShares Preferred & Income Securities ETF(a)	181,197	6,300,220

U.S. REITS Funds — 0.4%
Fidelity MSCI Real Estate Index ETF	3,886	114,792
iShares Core U.S. REIT ETF	2,383	138,786
Vanguard Real Estate ETF	26,975	2,669,446

Total U.S. REITS Funds		2,923,024

U.S. Small Cap Growth Funds — 2.0%
iShares Russell 2000 Growth ETF	23,935	5,495,715
SPDR S&P 600 Small Cap Growth ETF(a)	15,801	1,244,013
Vanguard Small-Cap Growth ETF(a)	32,867	7,234,027

Total U.S. Small Cap Growth Funds		13,973,755

U.S. Small Cap Value Funds — 0.2%
iShares Russell 2000 Value ETF(a)	2,784	415,512
iShares S&P Small-Cap 600 Value ETF(a)	3,166	305,899
Vanguard Small-Cap Value ETF(a)	4,891	804,765

Total U.S. Small Cap Value Funds		1,526,176

U.S. Ultra Short Term Bond Funds — 11.8%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	66,126	6,605,326
Invesco Treasury Collateral ETF	66,837	7,051,972
IQ Ultra Short Duration ETF†(b)	1,226,795	58,272,763
iShares Short Treasury Bond ETF(a)	84,847	9,343,352
SPDR Bloomberg 1-3 Month T-Bill ETF	28,349	2,593,083

Total U.S. Ultra Short Term Bond Funds		83,866,496

Total Investment Companies
(Cost $699,586,280)		667,896,329

Short-Term Investments — 22.5%

Money Market Funds — 22.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(c)(d)	159,328,487	159,328,487
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(c)	840,607	840,607
Total Short-Term Investments
(Cost $160,169,094)		160,169,094

Total Investments — 122.6%
(Cost $904,244,307)		872,394,439
Other Assets and Liabilities, Net — (22.6)%		(160,892,065)
Net Assets — 100.0%		$711,502,374

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $166,248,340; total market value of collateral held by the Fund was $169,114,312. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $9,785,825.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,613,040.
(c)	Reflects the 1-day yield at July 31, 2022.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
abrdn Gold ETF Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	$66,170	$–
abrdn Gold ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	66,170	–
abrdn Silver ETF Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	36,641	–
abrdn Silver ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	36,641	–
Consumer Discretionary Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(695,610)	–
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	7/05/2023	Monthly	(695,610)	–
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	313,445	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	313,445	–
Fidelity MSCI Real Estate Index ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	6,056	–
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,056	–
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	139,930	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	139,930	–
FlexShares Global Upstream Natural Resources Index Fund	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,377,970)	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(1,377,970)	–
Goldman Sachs Access Treasury 0-1 Year ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	349,215	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	349,215	–
Graniteshares Gold Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	25,404	–
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	25,404	–
Health Care Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	324,910	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	324,910	–
Industrial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(644,901)	–
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	7/05/2023	Monthly	(644,901)	–
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	885,449	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	885,449	–
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,278,394	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,278,394	–
Invesco Treasury Collateral ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	372,872	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	372,872	–
Invesco Variable Rate Preferred ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(5,117,949)	–
Invesco Variable Rate Preferred ETF	Morgan Stanley	1-Day FEDEF - 14.38%	7/05/2023	Monthly	(5,117,949)	–
IQ Ultra Short Duration ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	3,081,230	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$3,081,230	$–
iShares 0-5 Year High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(2,981,768)	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 4.53%	7/05/2023	Monthly	(2,981,768)	–
iShares 20+ Year Treasury Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	62,708	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	62,708	–
iShares 3-7 Year Treasury Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	1,297,118	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,297,118	–
iShares Broad USD Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	18,235	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	18,235	–
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,285,135	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,285,135	–
iShares Core MSCI EAFE ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	576,072	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	576,072	–
iShares Core MSCI Emerging Markets ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	500,952	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	500,952	–
iShares Core MSCI Europe ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	106,569	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	106,569	–
iShares Core U.S. REIT ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	7,338	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,338	–
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,444,856	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,444,856	–
iShares Gold Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	733,960	–
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	733,960	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	86,187	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	86,187	–
iShares iBoxx High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,486,079)	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.33%	7/05/2023	Monthly	(1,486,079)	–
iShares JP Morgan USD Emerging Markets Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(4,005,702)	–
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(4,005,702)	–
iShares MBS ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	102,629	–
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	102,629	–
iShares MSCI China ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	174,809	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$174,809	$–
iShares MSCI EAFE Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	250,239	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	250,239	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,280,693	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,280,693	–
iShares MSCI Global Min Vol Factor ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(5,029,028)	–
iShares MSCI Global Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.63%	7/05/2023	Monthly	(5,029,028)	–
iShares MSCI Japan ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(262,052)	–
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 1.03%	7/05/2023	Monthly	(262,052)	–
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	297,740	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	297,740	–
iShares MSCI USA Quality Factor ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,781,492)	–
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(1,781,492)	–
iShares Preferred & Income Securities ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	333,131	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	333,131	–
iShares Russell 2000 Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	290,457	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	290,457	–
iShares Russell 2000 Value ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	22,089	–
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	22,089	–
iShares S&P Small-Cap 600 Value ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	16,232	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	16,232	–
iShares Short Treasury Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	494,108	–
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	494,108	–
iShares Silver Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	409,493	–
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	409,493	–
iShares TIPS Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(3,332,313)	–
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(3,332,313)	–
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	2,378,467	–
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,378,467	–
iShares U.S. Industrials ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(55,182)	–
iShares U.S. Industrials ETF	Morgan Stanley	1-Day FEDEF - 5.98%	7/05/2023	Monthly	(55,182)	–
JPMorgan BetaBuilders Europe ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	130,062	–
JPMorgan BetaBuilders Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	130,062	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
JPMorgan BetaBuilders Japan ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	$(178,094)	$–
JPMorgan BetaBuilders Japan ETF	Morgan Stanley	1-Day FEDEF - 10.33%	7/05/2023	Monthly	(178,094)	–
Schwab Emerging Markets Equity ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	64,508	–
Schwab Emerging Markets Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	64,508	–
Schwab Intermediate-Term U.S. Treasury ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	826,717	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	826,717	–
Schwab International Small-Cap Equity ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(259,548)	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF - 5.38%	7/05/2023	Monthly	(259,548)	–
Schwab U.S. Large-Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	168,440	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	168,440	–
Schwab U.S. TIPS ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,717,010)	–
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF - 0.58%	7/05/2023	Monthly	(1,717,010)	–
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	2,752,022	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,752,022	–
SPDR Bloomberg 1-3 Month T-Bill ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	173,427	–
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	173,336	–
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	2,426,461	–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,426,461	–
SPDR Bloomberg Emerging Markets Local Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	177,593	–
SPDR Bloomberg Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	177,593	–
SPDR Bloomberg High Yield Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(695,478)	–
SPDR Bloomberg High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 2.28%	7/05/2023	Monthly	(695,478)	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	502,055	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	502,055	–
SPDR Bloomberg Short Term High Yield Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(2,093,465)	–
SPDR Bloomberg Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 1.58%	7/05/2023	Monthly	(2,093,465)	–
SPDR Dow Jones International Real Estate ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(276,808)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 2.03%	7/05/2023	Monthly	(276,808)	–
SPDR Gold MiniShares Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	129,953	–
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	241,116	–
SPDR Portfolio Long Term Treasury ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	18,358	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	18,358	–
SPDR Portfolio Mortgage Backed Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	19,075	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$19,075	$–
SPDR S&P 600 Small Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	65,740	–
SPDR S&P 600 Small Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	65,740	–
SPDR S&P China ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	34,679	–
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	34,679	–
SPDR S&P Emerging Markets SmallCap ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	730,669	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	730,669	–
SPDR S&P Global Natural Resources ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(646,324)	–
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF - 0.58%	7/05/2023	Monthly	(646,324)	–
Technology Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(647,548)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	7/05/2023	Monthly	(647,548)	–
VanEck J.P. Morgan EM Local Currency Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	254,499	–
VanEck J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	254,499	–
Vanguard Consumer Discretionary ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(216,043)	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 14.38%	7/05/2023	Monthly	(216,043)	–
Vanguard Emerging Markets Government Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(777,421)	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF - 1.28%	7/05/2023	Monthly	(777,421)	–
Vanguard Energy ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	66,862	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	66,862	–
Vanguard Financials ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	41,055	–
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	41,055	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(580,489)	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF - 1.38%	7/05/2023	Monthly	(580,489)	–
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	623,264	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	623,264	–
Vanguard FTSE Emerging Markets ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	540,466	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	540,466	–
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	390,882	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	390,882	–
Vanguard Global ex-U.S. Real Estate ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,737,842)	–
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF - 1.23%	7/05/2023	Monthly	(1,737,842)	–
Vanguard Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	834,995	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	834,995	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Health Care ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	$264,373	$–
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	264,373	–
Vanguard Industrials ETF	Morgan Stanley	1-Day FEDEF - 5.88%	7/05/2023	Monthly	(335,013)	–
Vanguard Information Technology ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(248,774)	–
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF - 0.88%	7/05/2023	Monthly	(248,774)	–
Vanguard Intermediate-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	111,747	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	111,747	–
Vanguard Intermediate-Term Treasury ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,100,144	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,100,144	–
Vanguard Long-Term Treasury ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	12,215	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	12,215	–
Vanguard Mega Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	131,137	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	131,137	–
Vanguard Mortgage-Backed Securities ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	70,413	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	70,413	–
Vanguard Real Estate ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	141,117	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	141,117	–
Vanguard Russell 1000 Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	81,837	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	81,837	–
Vanguard Short-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	4,527,547	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,527,547	–
Vanguard Small-Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	382,534	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	382,534	–
Vanguard Small-Cap Value ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	42,616	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	42,616	–
Xtrackers USD High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(416,515)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.08%	7/05/2023	Monthly	(416,515)	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $840,000 at July 31, 2022.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $3,613,040 and with Merrill Lynch amounted to $– at July 31, 2022. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022: (continued)

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of July 31, 2022.

Abbreviations

FEDEF — Federal Funds Effective Rate

FEDL01 — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicles	$44,329,016	$–	$–	$44,329,016
Investment Companies	667,896,329	–	–	667,896,329
Short-Term Investments:
Money Market Funds	160,169,094	–	–	160,169,094
Total Investments in Securities	872,394,439	–	–	872,394,439
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$872,394,439	$–	$–	$872,394,439
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2022	Value ($) at 07/31/2022
IQ Ultra Short Duration ETF	1,296,301	62,196,522	21,742,106	(24,869,957)	(619,033)	(176,875)	361,363	–	1,226,795	58,272,763